Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 1,351	$ 1,233	$ 1,256
Unfavourable changes reflected in profit or loss	(1,453)	(1,232)	(1,280)
Favourable changes recognized in OCI	61	140	65
Unfavourable changes recognized in OCI	$ (63)	$ (141)	$ (55)
Confidence level	95.00%